Property and equipment	3 Months Ended
Mar. 31, 2022
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Total
	$	$	$	$
Cost
Balance – December 31, 2021	2,098	1,830	359	4,287
Additions	297	6	—	303
Effects of foreign exchange	(20)	(20)	(9)	(49)
Balance – March 31, 2022	2,375	1,816	350	4,541

Accumulated depreciation
Balance – December 31, 2021	854	707	81	1,642
Depreciation	150	73	3	226
Effects of foreign exchange	(11)	(8)	(3)	(22)
Balance – March 31, 2022	993	772	81	1,846

Carrying value
Balance – December 31, 2021	1,244	1,123	278	2,645
Balance – March 31, 2022	1,382	1,044	269	2,695